Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
10. Related Party Transactions
The Company has entered into an engagement agreement (the “SRI Services Agreement”) with SRI Professional Services, Incorporated (“SRI”), pursuant to which the Company engaged SRI to provide certain services in connection with the day-to-day
operations of the Company, including the issuing of invoices to customers and making payments on behalf of the Company with respect to month-to-month
leases of facilities, vehicles and trailers under separate agreements between the Company and SRI, including the SRI Equipment Leases and the SRI Office Leases further described in the following paragraphs in this Note 10, as well as Notes 11 and 13. The term of the SRI Services Agreement will continue for a period of three months unless earlier terminated by the parties in accordance therewith, and it is contemplated that an aggregate of
 $26,042
will be paid by the Company to SRI in consideration of the services rendered under the SRI Services Agreement. Phillip W. Oldridge, the Company’s Chief Executive Officer and Chairman of the Board, and a member of its board of directors, serves as an executive officer and a member of the board of directors of SRI.
The Company has entered into lease agreements with SRI (the “SRI Equipment Leases”), pursuant to which the Company leases equipment used in connection with the operation of its business. The SRI Equipment Leases provide for the leasing of two vehicles that commenced on January 1, 2020 and the combined rent under such leases is $3,880 per month, and a separate SRI Equipment Lease provides for a trailer lease that commenced on December 1, 2019, under which the rent is $3,891 per month. The total monthly payment obligations of the Company under the SRI Equipment Leases is $7,771.
EVTDS has entered into a cancelable
month-to-month
lease with SRI (the “SRI Office Lease”), pursuant to which EVTDS has leased office and warehouse space in the Porterville, California area for a term that commenced on

January 1, 2020
. The monthly rent under the SRI Office Lease is $
910
.
In addition to the SRI Services Agreement, the SRI Equipment Leases, and the SRI Office Lease, during the three months ended June 30, 2021, the Company purchased a heavy-duty pick-up truck and a trailer from SRI for
 $81,293. The Company intends to use such equipment to transport its electric vehicles to and from customer demonstration sites and to and from equipment outfitters when the vehicles have custom bodies and accessories added for specific customers.
The Company has entered into a commercial lease agreement (the “ABCI Office Lease”) with Alpha Bravo Charlie, Inc. (“ABCI”) that commenced on April 1, 2020, for the lease of office space in Porterville, California. The monthly rent for this facility is $2,800.
See Notes 11 and 13. Phillip W. Oldridge, the Company’s Chief Executive Officer and Chairman of the Board, and a member of its board of directors, is a director of ABCI.
During the three months ended June 30, 2021, the Company purchased two used automobiles from Mr. Oldridge for an aggregate purchase price of $33,250. The Company purchased such vehicles from Mr. Oldridge for use by the Company’s employees for sales calls and other business purposes and are housed at the Company’s Corona, California, corporate offices.
In connection with the closing of the Merger in March 2021, the Company purchased two electric trucks from Mr. Oldridge for an aggregate purchase price of $128,000. The purchase price for such vehicles was paid in full to Mr. Oldridge during the three months ended
June 30, 2021.

Prior
 to the closing of the Merger, Mr. Oldridge had permitted the vehicles to be used by the Company as customer demonstration vehicles for no cost. The purchase price of $
64,000
per vehicle was less than the purchase price of $
83,000
per vehicle that ADOMANI, Inc. had paid to EVTDS for similar vehicles in prior transactions.
One of the vehicles purchased by the Company was subsequently sold to a customer of the Company in March 2021 and the second truck remains in the Company’s inventory at December 31, 2021.